Note 6 - Available For Sale Securities (Details) - USD ($)	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale securities	$ 57,500	$ 32,500	$ 32,500
Duby Llc
Acquisition Date	Dec. 10, 2015
Business Acquisition, Percentage of Voting Interests Acquired	108.30%
Available-for-sale securities	$ 32,500
AFN
Investment Owned, Balance, Shares	2,500,000
Investment Owned, at Cost	$ 25,000
Investment Owned, Percent of Net Assets	10000.00%
Beta Killers Llc
Investment Owned, at Cost	$ 221,000	$ 221,000